Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
11. Property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Capitalized Evaluation	Total
Cost
Balance at January 1, 2019	$192,244	$2,112,033	$109,361	$4,169,157	$93,459	$6,676,254
Additions/transfers (1)	17,379	85,929	19,735	68,794	3,393	195,230
IFRS 16 transition adjustment	7,555	1,734	90	—	—	9,379
Proceeds on pre-commercial production sales, net	—	—	—	(12,159)	—	(12,159)
Commercial production transfers	27,070	92,791	—	(119,861)	—	—
(Impairment) reversal	—	11,690	(15,268)	—	—	(3,578)
Write-down of assets	—	(1,979)	—	—	(16)	(1,995)
Other movements/transfers	(1,715)	33,335	(30,103)	(505)	(129)	883
Transfer to assets held for sale (Note 32)	—	(11,690)	—	—	—	(11,690)
Disposals	(22)	(4,455)	(737)	(2,421)	—	(7,635)
Balance at December 31, 2019	$242,511	$2,319,388	$83,078	$4,103,005	$96,707	$6,844,689

Additions/transfers (1)	$14,737	$82,285	$61,135	$55,971	$2,115	$216,243
Write-down of assets	—	—	(40,030)	—	—	(40,030)
Other movements/transfers	1,841	22,371	(20,594)	(2,217)	(28)	1,373
Disposals	(402)	(10,297)	(76)	—	(102)	(10,877)
Balance at December 31, 2020	$258,687	$2,413,747	$83,513	$4,156,759	$98,692	$7,011,398

Accumulated depreciation
Balance at January 1, 2019	$(47,974)	$(1,008,763)	$—	$(1,631,041)	$—	$(2,687,778)
Depreciation for the year	(10,605)	(107,654)	—	(51,965)	—	(170,224)
Impairment reversal	—	90,825	—	9,667	—	100,492
Other movements	(206)	(1,049)	—	213	—	(1,042)
Disposals	7	2,058	—	—	—	2,065
Balance at December 31, 2019	$(58,778)	$(1,024,583)	$—	$(1,673,126)	$—	$(2,756,487)

Depreciation for the year	$(13,898)	$(159,759)	$—	$(84,947)	$—	$(258,604)
Other movements	(125)	(1,985)	—	247	—	(1,863)
Disposals	54	3,880	—	115	—	4,049
Balance at December 31, 2020	$(72,747)	$(1,182,447)	$—	$(1,757,711)	$—	$(3,012,905)

Carrying amounts
At January 1, 2019	$144,270	$1,103,270	$109,361	$2,538,116	$93,459	$3,988,476
At December 31, 2019	$183,733	$1,294,805	$83,078	$2,429,879	$96,707	$4,088,202
Balance at December 31, 2020	$185,940	$1,231,300	$83,513	$2,399,048	$98,692	$3,998,493

(1)There were no amounts included in property, plant and equipment that relate to capitalized interest during the year ended December 31, 2020 (2019 - $3,848 capitalized).
11. Property, plant and equipment (continued)
In accordance with the Company’s accounting policies each CGU is assessed for indicators of impairment, from both external and internal sources, at the end of each reporting period. If such indicators of impairment exist for any CGUs, those CGUs are tested for impairment. The recoverable amounts of the Company’s CGUs are based primarily on the net present value of future cash flows expected to be derived from the CGUs. The recoverable amount used by the Company represents each CGU’s FVLCD, a Level 3 fair value measurement, as it was determined to be higher than value in use.
(i) Olympias
As at December 31, 2019, Management determined that weaker-than-expected production at Olympias during 2019 and rising market rates for concentrate treatment charges indicated a potential impairment for Olympias. Using a FVLCD approach, the Company assessed the recoverable amount of the Olympias CGU at December 31, 2019. Based on its assessment, the Company determined that no impairment loss or reversal of impairment for the Olympias CGU was required.
In December 2020, as a result of more stable production volumes at the Olympias mine which provided a more reliable basis to estimate future results, the Company updated its unit cost estimates and mining assumptions used for estimating reserves, including increased mining dilution and decreased mining recovery. These factors resulted in an increase in cut-off values and led to a 23% decrease in proven and probable reserves, which the Company considered to indicate a potential impairment for Olympias. Using a FVLCD approach, the Company assessed the recoverable amount of the Olympias CGU as at December 31, 2020. Based on its assessment, the Company determined that no impairment loss or reversal of impairment for the Olympias CGU was required.
The significant assumptions used for determining the recoverable amount of the Olympias CGU are reflected in the table below. Management used judgement in determining estimates and assumptions with respect to discount rates, future production levels including amount of recoverable reserves, resources and exploration potential, operating and capital costs, long-term metal prices and estimates of the fair value of mineral properties beyond proven and probable reserves. Metal pricing assumptions were based on consensus forecast pricing and discount rates were based on a weighted average cost of capital, adjusted for country and other risks specific to the CGU. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.

	2020	2019
Gold price ($/oz)	$1,850 - $1,550	$1,400
Silver price ($/oz)	$25 - $21	$18
Lead price ($/t)	$2,000 - $1,975	$2,100
Zinc price ($/t)	$2,575 - $2,400	$2,400
Discount rate	6.0% - 6.5%	6.0%
In advance of signing an amended investment agreement with the Hellenic Republic in early 2021, the Company determined that certain of its capital works in progress at Olympias would no longer be required and will not be completed. Accordingly, capitalized costs of $40,030 were recorded as a write-down of assets as at December 31, 2020.
11. Property, plant and equipment (continued)
(ii) Kişladağ
During the quarter ended December 31, 2019, the Company completed testwork assessing metallurgical recoveries of deeper material from the pit over an extended leach cycle. A new production plan was developed utilizing the leach pad for the life of the Kişladağ mine and no longer required the construction of a mill. As a result, the Company recorded an impairment reversal to the Kişladağ leach pad costs and related plant and equipment of $100,492 ($80,143, net of deferred tax) as at December 31, 2019. The resulting carrying value of the Kişladağ leach pad costs and related plant and equipment represents the carrying value of these assets, net of depreciation, that would have been determined had the original September 30, 2018 impairment not been recognized. There was an additional impairment loss recorded of $15,269 ($11,910, net of deferred tax) to write-off capitalized costs relating to the mill construction project.